TAXATION (Schedule of Components of Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Net operating losses	$ 59,374	$ 71,297
Lease liability	1,055
Impairment of assets	1,153	933
Overcharged advertising and promotion fee	1,141	1,061
Fixed assets depreciation	332	208
Less: Valuation allowance	(55,430)	(71,297)	$ (73,011)
Total deferred tax assets, net	7,625	2,202
Total deferred tax assets, net	6,570	2,202
Deferred tax liabilities
Right of use assets	1,055
Investment basis in the PRC entities	(75,774)	(72,088)
BaoAn Acquisition - Property	(11,522)	(12,191)
Investments	(3,290)	(13,160)
Interest capitalization	(137)	(139)
Deferred tax liabilities	(91,778)	(97,578)
Net deferred income tax assets	6,570	2,202
Net deferred income tax liabilities	$ (90,723)	$ (97,578)